EMPLOYEE BENEFIT	12 Months Ended
Mar. 31, 2019
EMPLOYEE BENEFIT
EMPLOYEE BENEFIT

Note 11—EMPLOYEE BENEFIT

The Company has made employee benefit contribution in accordance with the PRC relevant regulations, including retirement insurance, unemployment insurance, medical insurance, work injury insurance and maternity insurance. The Company recorded the contribution in the salary and employee charges at specified percentages of the salaries, bonuses and certain allowances of our employees, up to a maximum amount specified by the local government from time to time. The contributions made by the Company were US$2,187,910,  US$1,956,917 and US$1,024,927 for the years ended March 31, 2019, 2018 and 2017, respectively.